Expense Example - DoubleLine Flexible Income Fund	Mar. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	926
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	541
Expense Example, with Redemption, 10 Years	1,221
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	860
I2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	438
Expense Example, with Redemption, 10 Years	$ 998